CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2023	Dec. 31, 2023	Dec. 31, 2024
Successor [Member]
Revenues		$ 5,746	$ 7,142
Cost of Revenues		1,268	1,285
Gross Profit		4,478	5,857
Operating Expenses
Research and development		5,309	6,380
Sales and marketing		3,242	3,249
General and administrative		5,374	7,237
Acquisition related costs		543
Amortization of intangible assets		2,162	2,732
Impairment of goodwill		36,056	(0)
Total Operating Expenses		52,686	19,598
Loss from Operations		(48,208)	(13,741)
Other Income (Expense)
Interest income (expense), net		65	(1,756)
Change in fair value of derivative liability		(4,714)	(3,152)
Loss on debt extinguishment			(1,052)
Other income (expense)		47	(342)
Total Other Income (Expense)		(4,602)	(6,302)
Net Loss, before tax		(52,810)	(20,043)
Income tax benefit		3,572	635
Net Loss		(49,238)	(19,408)
Unrealized foreign exchange gain/(loss) from cumulative translation adjustments		(85)	301
Comprehensive Loss		$ (49,323)	$ (19,107)
Successor [Member] | Class A Common Stock [Member]
Other Income (Expense)
Basic weighted average shares outstanding		11,403,393	15,907,946
Diluted weighted average shares outstanding		11,403,393	15,907,946
Basic net income (loss) per share		$ (4.32)	$ (1.22)
Diluted net income (loss) per share		$ (4.32)	$ (1.22)
Successor [Member] | Class C Common Stock [Member]
Other Income (Expense)
Basic weighted average shares outstanding
Diluted weighted average shares outstanding
Basic net income (loss) per share
Diluted net income (loss) per share
Predecessor [Member]
Revenues	$ 1,620
Cost of Revenues	483
Gross Profit	1,137
Operating Expenses
Research and development	1,455
Sales and marketing	964
General and administrative	2,293
Acquisition related costs
Amortization of intangible assets	806
Impairment of goodwill	(0)
Total Operating Expenses	5,518
Loss from Operations	(4,381)
Other Income (Expense)
Interest income (expense), net	1
Change in fair value of derivative liability
Loss on debt extinguishment
Other income (expense)
Total Other Income (Expense)	1
Net Loss, before tax	(4,380)
Income tax benefit
Net Loss	(4,380)
Unrealized foreign exchange gain/(loss) from cumulative translation adjustments	(28)
Comprehensive Loss	$ (4,408)
Predecessor [Member] | Class A Common Stock [Member]
Other Income (Expense)
Basic weighted average shares outstanding
Diluted weighted average shares outstanding
Basic net income (loss) per share
Diluted net income (loss) per share
Predecessor [Member] | Class C Common Stock [Member]
Other Income (Expense)
Basic weighted average shares outstanding
Diluted weighted average shares outstanding
Basic net income (loss) per share
Diluted net income (loss) per share